Note 3 - Loans and Allowance for Loan Losses (Detail) - Activity in the Allowance for Loan Losses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses			$ 8,198
Provision for loan losses	1,583	4,896	5,871
Loans charged off	5,136	10,422	(5,879)
Recoveries	3,114	3,484	1,196
Beginning Balance [Member]
Allowance for loan losses		7,344	9,386
Ending Balance [Member]
Allowance for loan losses	$ 6,905	$ 7,344	$ 9,386